Debt (Detail)			9 Months Ended
	May 09, 2018 USD ($)	May 03, 2018 USD ($)	Sep. 30, 2018 USD ($)
Debt Instrument [Line Items]
Principal amount of debt issued	$ 715,000,000
Proceeds from long-term debt, net of discounts			$ 713,963,000
Cash payment to Dover	(700,000,000)	$ (700,000,000)
Registration right agreement term, point before annual interest rate increase		1 year
Senior Notes | 6.375% Senior Notes Due May 2026
Debt Instrument [Line Items]
Principal amount of debt issued		$ 300,000,000
Debt interest rate		6.375%
Proceeds from long-term debt, net of discounts		$ 293,800,000
Redemption price, percentage of principal amount of debt		100.00%
Term Loan Facility
Debt Instrument [Line Items]
Principal amount of debt issued	$ 415,000,000
Debt instrument, term	7 years
Line of Credit
Debt Instrument [Line Items]
Debt instrument, term	5 years
JP Morgan Chase Bank, N.A. | Credit Agreement
Debt Instrument [Line Items]
Minimum interest coverage ratio	2.75
JP Morgan Chase Bank, N.A. | Term Loan Facility
Debt Instrument [Line Items]
Principal amount of debt issued	$ 415,000,000
Debt instrument, term	7 years
Proceeds from issuance of debt	$ 408,700,000
Mandatory amortization payment, percent per annum	1.00%
Mandatory prepayments, percent of net cash proceeds	100.00%
Mandatory prepayments, percent of net cash proceeds, step down one	75.00%
Mandatory prepayments, percent of net cash proceeds, step down two	50.00%
Mandatory prepayment in excess of cash flow	50.00%
Mandatory prepayment in excess of cash flow, step down one	25.00%
Mandatory prepayment in excess of cash flow, step down two	0.00%
JP Morgan Chase Bank, N.A. | Line of Credit
Debt Instrument [Line Items]
Debt instrument, term	5 years
Maximum borrowing capacity	$ 250,000,000
Fiscal Quarter Ending June 30, 2019 | JP Morgan Chase Bank, N.A. | Credit Agreement
Debt Instrument [Line Items]
Maximum total leverage ratio	4.00
Fiscal Quarter Ending June 30, 2020 | JP Morgan Chase Bank, N.A. | Credit Agreement
Debt Instrument [Line Items]
Maximum total leverage ratio	3.75
After Fiscal Quarter Ending June 30, 2020 | JP Morgan Chase Bank, N.A. | Credit Agreement
Debt Instrument [Line Items]
Maximum total leverage ratio	3.50
Letter of Credit | JP Morgan Chase Bank, N.A. | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000